Property, Plant and Equipment - Schedule of changes in property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Beginning balance		R$ 197,688	R$ 185,682
Additions		45,407	73,145
Additions through business combinations		796	72
Disposals / Cancelled contracts		(34,313)	(3,820)
Depreciation		(58,086)	(57,391)
Transfers		0	0
Ending balance		151,492	197,688
IT equipment [member]
Property, Plant and Equipment
Beginning balance		36,969	16,615
Additions		2,673	35,086
Additions through business combinations		0	54
Disposals / Cancelled contracts		(2)	0
Depreciation		(18,028)	(15,727)
Transfers		0	941
Ending balance		21,612	36,969
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance		24,102	8,390
Additions		2,298	21,571
Additions through business combinations		613	12
Disposals / Cancelled contracts		(1,029)	(6)
Depreciation		(3,737)	(5,379)
Transfers		0	(486)
Ending balance		22,247	24,102
Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance		12,646	17,872
Additions		0	657
Additions through business combinations		183	0
Disposals / Cancelled contracts		(586)	0
Depreciation		(5,720)	(5,428)
Transfers		4,294	(455)
Ending balance		10,817	12,646
In progress [member]
Property, Plant and Equipment
Beginning balance	[1]	4,494	677
Additions	[1]	16,565	3,829
Additions through business combinations	[1]	0	6
Disposals / Cancelled contracts	[1]	0	(18)
Depreciation	[1]	0	0
Transfers	[1]	(4,294)	0
Ending balance	[1]	16,765	4,494
Right of use assets [member]
Property, Plant and Equipment
Beginning balance	[2]	119,086	141,737
Additions	[2]	23,871	12,002
Additions through business combinations	[2]	0	0
Disposals / Cancelled contracts	[2]	(32,348)	(3,796)
Depreciation	[2]	(30,601)	(30,857)
Transfers	[2]	0	0
Ending balance	[2]	80,008	119,086
Land [member]
Property, Plant and Equipment
Beginning balance		391	391
Additions		0	0
Additions through business combinations		0	0
Disposals / Cancelled contracts		(348)	0
Depreciation		0	0
Transfers		0	0
Ending balance		R$ 43	R$ 391

[1]	In 2023, refers to improvements made to the new leased property to offer Anglo courses.
[2]	In 2023, the addition of right of use of R$ 23,871 is substantially referred to recognition of a new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo course”), see the corresponding lease liabilities in note 17.